CONTINGENCIES - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 27, 2014 USD ($)	Jan. 03, 2015 USD ($) sites	Dec. 28, 2013 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Superfund Sites | sites		31
Reserve for environmental loss contingencies, EPA funded amount		$ 21.7
Environmental remediation. Period construction of treatment facility to be maintained		30 years
Undiscounted environmental liability expected to be paid 2013		$ 2.4
Accrual for Environmental Loss Contingencies, Undiscounted, Second Year		2.0
Undiscounted environmental liability expected to be paid in 2015		2.1
Undiscounted environmental liability expected to be paid in 2016		1.9
Undiscounted environmental liability expected to be paid in 2017		1.9
Undiscounted environmental liability expected to be paid thereafter		16.7
Leased Sites
Commitments and Contingencies Disclosure [Line Items]
Discounted environmental liability		20.8
Undiscounted environmental liability		27.0
Centredale Site
Commitments and Contingencies Disclosure [Line Items]
Reserve for environmental remediation costs		68.1
Property, Plant and Equipment, Other Types
Commitments and Contingencies Disclosure [Line Items]
Reserve for environmental remediation costs		177.3	$ 184.1
Reserve for environmental remediation costs, current		13.0
Reserve for environmental remediation costs, noncurrent		164.3
Reserve for environmental loss contingencies, obligation after EPA funding		$ 155.6
Passaic River [Member] [Domain]
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable	$ 1,700.0
Environmental remediation. Period construction of treatment facility to be maintained	5 years
Minimum
Commitments and Contingencies Disclosure [Line Items]
Environmental liability discount rate		0.10%
Minimum | Centredale Site
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable		$ 68.1
Minimum | Property, Plant and Equipment, Other Types
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable		$ 135.7
Maximum
Commitments and Contingencies Disclosure [Line Items]
Environmental liability discount rate		3.00%
Maximum | Centredale Site
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable		$ 139.7
Maximum | Property, Plant and Equipment, Other Types
Commitments and Contingencies Disclosure [Line Items]
Environmental remediation deemed probable and reasonably estimable		$ 268.9